Business Combinations - Estimated fair value of assets sold (Details) - Predecessor - USD ($) $ in Thousands		12 Months Ended
	Jul. 01, 2016	Dec. 31, 2016
Recognized amounts of identifiable assets sold and liabilities assumed
Finance receivables, net		$ 6,834
Leasehold improvements and equipment, net		787
Identifiable goodwill		5,982
Other liabilities		(64)
Loss on transaction		$ 2,537
QC Financial Services of California, Inc
Estimated fair value of assets sold
Fair value of total consideration transferred	$ 11,002
Recognized amounts of identifiable assets sold and liabilities assumed
Finance receivables, net	6,834
Leasehold improvements and equipment, net	787
Identifiable goodwill	5,982
Other liabilities	(64)
Total identifiable assets, net	13,539
Loss on transaction	$ 2,537